RELATED PARTY TRANSACTIONS (Details Narrative) - Chief Executive Officer [Member] - USD ($)	9 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Related Party Transaction [Line Items]
Proceeds from Related Party Debt	$ 0	$ 0
Due to Related Parties	$ 24,079	$ 25,930